Securities - Summary of Allowance for Credit Losses - Securities at Amortized Cost (Detail) - Debt securities at amortized cost [member] - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 26	$ 22	$ 29	$ 24
Provision for credit losses
Purchases	4	3	7	5
Sales and maturities	(1)	(1)	(1)	(1)
Changes in risk, parameters and exposures	(1)	4	(5)	1
Exchange rate and other		1	(2)
Balance at end of period	28	29	28	29
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	8	5	10	5
Provision for credit losses
Purchases	4	3	7	5
Sales and maturities	(1)	(1)	(1)	(1)
Changes in risk, parameters and exposures		2	(5)
Balance at end of period	11	9	11	9
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	18	17	19	19
Provision for credit losses
Changes in risk, parameters and exposures	(1)	2		1
Exchange rate and other		1	(2)
Balance at end of period	$ 17	$ 20	$ 17	$ 20